Employees - Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employees
Short-term employee benefits	£ (7,620)	£ (8,601)	£ (7,908)
Share-based payments	(5,275)	(3,654)	(3,131)
Post-employment benefits	(20)	(71)	(70)
Total key management compensation	£ (12,915)	£ (12,326)	£ (11,109)